Organization (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying amounts of major classes of assets included as part of the assets held for sale
Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	$ 933	$ 9,354
VIE [Member]
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	1,528	336
Restricted cash	768	708
Accounts receivable	1,614	97
Receivable from MVNO franchisees	374	377
Inventories	210	154
Prepaid expenses and other current assets	1,503	883
Current assets held for sale	5,997	2,555
Property and equipment, net	719	637
Intangible assets, net	7,786	7,175
Goodwill	689	701
Deferred tax assets
Other non-current assets	1,111	1,908
Non-current assets held for sale	10,305	10,421
Total assets of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	16,302	12,976
Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	6,317	1,739
Accrued expenses and other payables	9,715	4,055
Amounts due to continuing operations	933	9,354
Advances from customers	4,018	50
Deferred revenues		3,491
Short-term bank borrowings		36
Current liabilities held for sale	20,983	18,725
Deferred tax liabilities	1,750	1,779
Non-current liabilities held for sale	1,750	1,779
Total liabilities of the Consolidated VIEs classified as held for sale in the Consolidated Balance Sheets	$ 22,733	$ 20,504